As filed with the Securities and Exchange Commission on 2/28/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - December 31, 2006 (Unaudited)

COMMON STOCKS: 96.1%	Shares	Value

Bermuda: 1.4%
Tyco International Ltd.	432,260	$13,140,704

Brazil: 1.4%
Centrais Electricas Brasileiras S.A., ADR	785,130	9,394,002
Contax Participacoes S.A., ADR	115,700	106,213
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,550,833
TIM Participacoes S.A., ADR (1)	10,714	370,919
Vivo Participacoes S.A., ADR *	74,350	304,835
		13,726,802
Canada: 2.7%
Bombardier, Inc. - Class B*	2,017,833	6,841,580
Nortel Networks Corp.*	687,230	18,369,658
		25,211,238
France: 9.3%
Alcatel S.A.	1,813,100	26,090,835
Carrefour S.A.	201,490	12,220,366
Carrefour S.A.**	27,620	1,675,153
France Telecom S.A.	829,700	22,948,000
France Telecom S.A.**	61,200	1,692,681
Sanofi-Aventis S.A.	141,524	13,069,457
Sanofi-Aventis S.A.*	118,711	11,009,739
		88,706,231
Germany: 8.4%
DaimlerChrysler AG	314,000	19,400,603
Deutsche Post AG	486,000	14,654,537
Deutsche Telekom AG	1,422,700	25,994,960
Hypo Real Estate Holding AG	74,575	4,700,190
Infineon Technologies AG*	310,800	4,382,198
Infineon Technologies AG**	771,900	10,883,586
		80,016,074
Italy: 4.3%
Banca Intesa SpA(1)	1,652,950	12,766,014
Telecom Italia SpA	2,704,074	8,175,113
Telecom Italia Savings Shares SpA	5,145,350	13,055,937
UniCredito Italiano SpA	770,300	6,752,548
		40,749,612
Japan: 21.0%
Aiful Corp.	214,700	6,043,822
Astellas Pharma, Inc.	125,500	5,705,264
Dai Nippon Printing Co., Ltd.	884,000	13,653,141
Daiichi Sankyo Co., Ltd.	469,602	14,679,378
FUJIFILM Holdings Corp.	462,400	19,000,344
Hitachi, Ltd.	3,009,800	18,766,200
Millea Holdings, Inc.	380,500	13,428,848
Mitsubishi UFJ Financial Group, Inc.	1,520	18,775,682
Mitsui Sumitomo Insurance Co., Ltd.	1,333,000	14,583,975
Nippon Telegraph & Telephone Corp.(1)	3,307	16,284,207
Ono Pharmaceutical Co.	161,600	8,527,776
Rohm Co., Ltd.	102,400	10,196,546
Sony Corp.	223,800	9,591,026
Taisho Pharmaceutical Co., Ltd.(1)	504,000	9,169,027
Takeda Pharmaceutical Co., Ltd.	123,800	8,499,189
Takefuji Corp.	191,770	7,589,905
TDK Corp.(1)	61,200	4,864,938
		199,359,268

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - December 31, 2006 (Unaudited)
	Shares	Value

Mexico: 1.2%
Telefonos de Mexico S.A. - Class L, ADR	397,680	11,230,483

Netherlands: 12.6%
ABN AMRO Holding N.V.	582,152	18,714,365
Aegon N.V.	636,440	12,132,894
Akzo Nobel N.V.	268,200	16,361,928
Koninklijke Ahold N.V.*	2,283,766	24,301,125
STMicroelectronics N.V.	1,067,200	19,823,468
Unilever N.V.	688,404	18,812,801
Wolters Kluwer N.V.	331,791	9,544,684
		119,691,265
New Zealand: 0.6%
Telecom New Zealand Ltd. (1)	1,703,657	5,830,616

Portugal: 1.4%
Portugal Telecom SGPS, S.A.	1,065,817	13,845,781

Singapore: 2.8%
DBS Group Holdings, Ltd.	916,069	13,496,632
Jardine Matheson Holdings Ltd.	253,490	5,424,686
Overseas Chinese Banking Corp., Ltd.	1,485,600	7,457,297
		26,378,615
South Korea: 4.5%
Korea Electric Power Corp., ADR*(1)	553,200	12,563,172
KT Corp., ADR*(1)	350,100	8,875,035
LG Electronics, Inc.	212,000	12,537,634
SK Telecom Co., Ltd., ADR(1)	327,500	8,672,200
		42,648,041
Spain: 2.4%
Telefonica S.A.	1,048,001	22,303,163

Switzerland: 5.5%
Nestle S.A.	89,390	31,757,360
Swisscom AG	31,700	11,996,739
Zurich Financial Services AG	33,026	8,887,863
		52,641,962
United Kingdom: 16.1%
British Sky Broadcasting Group Plc	802,600	8,205,277
BT Group Plc	3,331,112	19,669,808
Compass Group Plc	1,812,800	10,296,069
GlaxoSmithKline Plc	779,408	20,515,764
Invensys Plc*	717,885	3,869,954
Invensys Plc**	572,739	3,087,505
ITV Plc	6,771,700	14,124,429
J Sainsbury Plc	1,644,112	13,177,823
Marks & Spencer Group Plc	1,402,419	19,693,392
Unilever Plc	520,155	14,547,373
Wm. Morrison Supermarkets Plc	5,267,011	26,252,797
		153,440,191

	BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS - December 31, 2006 (Unaudited)
		Shares	Value
	Venezuela: 0.5%
	Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	4,636,463

	TOTAL COMMON STOCKS (cost $703,606,706)		$913,556,509

		Principal
	SHORT-TERM INVESTMENT: 4.6%	Amount	Value
	Repurchase Agreement: 4.6%
	Investors Bank & Trust Co., Repurchase Agreement, 3.50%, dated 12/29/06, due 01/02/07	$43,521,077	$43,521,077
	[collateralized by Fannie Mae, Pool #2004-43 WF, 5.95%, due 08/25/33 and Freddie Mac,
	Pool #2906 NF, 5.70%, due 12/15/34 (Market Value $45,697,131)] (proceeds $43,538,002)

	TOTAL SHORT-TERM INVESTMENT (cost $43,521,077)		43,521,077

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 7.8%

	Demand Notes: 1.0%
	Fortis Bank, 5.30%, due 01/02/2007	$5,000,000	$5,000,000
	Bank of Nova Scotia, 5.29%, due 01/30/2007	5,000,000	5,000,000
	Total Demand Notes (cost $10,000,000)		10,000,000

	Repurchase Agreements - 6.8%
	Credit Suisse First Boston Corp. (Dated 12/29/06), 5.35%, due 01/02/07
	(Repurchased proceeds $20,400,000); Collateralized by $20,912,356 in various
	commercial papers and corporate bonds with interest ranges
	of 3.75% to 9.12% and maturity date ranges of 06/15/07 to 12/01/36	20,000,000	20,000,000
	Merrill Lynch & Co. (Dated 12/29/06), 5.30%, due 01/02/07,
	(Repurchased proceeds $22,152,319); Collateralized by $22,360,051 in various
	discount notes and corporate bonds with interest ranges
	of 0.00% to 5.63% and maturity date ranges of 01/26/07 to 11/23/35	21,717,960	21,717,960
	Morgan Stanley Dean Witter & Co. (Dated 12/29/06), 5.36%, due 01/02/07,
	(Repurchased proceeds $22,950,000); Collateralized by $23,783,995 in various
	commercial papers and corporate bonds with interest ranges
	of 4.61% to 8.38% and maturity date ranges of 01/30/09 to 12/01/96	$22,500,000	22,500,000
	Total Repurchase Agreements (cost $64,217,960)		64,217,960

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
	(cost $74,217,960)		74,217,960

	TOTAL INVESTMENTS IN SECURITIES (cost $821,345,743^): 108.5%		1,031,295,546
	Liabilities in excess of Other Assets: (8.5)%		(80,895,745)
	NET ASSETS: 100.0%		$950,399,801

*	Non-income producing security.
**	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
	Securities Act of 1933 (the "Act") or was aquired in a private placement, and, unless registered
	under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or
	pursuant to another exemption from registration.)
ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at December 31, 2006.
	Total loaned securities had a market value of $70,529,226 at December 31, 2006.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

^ The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

Cost of Investments	$821,345,743
Gross unrealized appreciation		226,958,856
Gross unrealized depreciation		(17,009,053)
Net unrealized appreciation	$209,949,803

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

	Principal
CORPORATE BONDS: 79.5%	Amount	Value

Advertising: 2.0%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14 (4)	$375,000	$348,750

Aircraft & Parts: 2.1%
Bombardier, Inc., 6.30%, 05/01/14	400,000	376,000

Business Credit Institutions: 8.6%
DVI Receivables Corp., 5.85%, 03/14/11 (4)(6)	313,051	267,659
Small Business Administration Participation Certificates (4):
6.34%, 08/01/21	508,549	526,811
5.87%, 05/01/26	489,403	504,540
Toll Brothers Finance Corp., 5.15%, 05/15/15 (4)	255,000	233,652
		1,532,662

Cable & Other Pay TV Services: 1.7%
Comcast Corp., 5.85%, 11/15/15 (4)	300,000	300,427

Commercial Printing: 2.5%
Quebecor World Capital Corp., 6.13%, 11/15/13 (4)	510,000	439,875

Communications Services, NEC.: 4.7%
Citizens Communications Co., 9.25%, 05/15/11 (4)	525,000	580,781
Viacom, Inc., 6.25%, 04/30/16 (4)	250,000	248,268
		829,049

Computer & Office Equipment: 0.9%
Gateway, Inc., 1.50%, 12/31/09 (1)	195,000	167,944

Computer & Other Data Processing Service: 5.9%
Deluxe Corp., 3.50%, 10/01/07	470,000	459,425
Unisys Corp., 6.88%, 03/15/10	600,000	589,500
		1,048,925

Drugs: 2.3%
Merck & Co., Inc., 4.75%, 03/01/15 (4)	425,000	404,820

Electric Services: 3.9%
FirstEnergy Corp., 6.45%, 11/15/11 (4)	240,000	250,275
Xcel Energy, Inc., 7.00%, 12/01/10 (4)	425,000	448,261
		698,536

Forestry Services: 3.0%
Tembec Industries, Inc., 8.50%, 02/01/11 (4)	895,000	543,713

Hospitals: 3.8%
Tenet Healthcare Corp., 9.88%, 07/01/14 (4)	670,000	681,725

Meat Products: 1.4%
Tyson Foods, Inc., 6.60, 4/1/16 (4)	235,000	241,303

Medical Services & Health Insurance: 1.3%
UnumProvident Corp., 7.63%, 03/01/11 (4)	219,000	233,099

Miscellaneous Manufacturing : 3.1%
Tyco International Group S.A., 6.38%, 10/15/11 (4)(5)	525,000	549,408

BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

	Principal
	Amount	Value
Mortgage Bankers and Brokers: 3.4%
Lease Investment Flight Trust, 5.74%, 07/15/31 (6)	325,000	230,750
Wells Fargo Mortgage Backed Securities Trust, 6.19%, 10/25/36 (4)	367,113	369,409
		600,159

Motor Vehicle Parts & Supplies: 2.1%
Visteon Corp., 7.00%, 03/10/14 (4)	425,000	371,875

Motor Vehicles & Equipment: 5.9%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14 (4)	425,000	360,188
Delphi Corp., 6.50%, 05/01/09 (2)(4)	400,000	448,000
Lear Corp., 5.75%, 08/01/14 (4)	300,000	252,000
		1,060,188

Newspapers: 1.2%
Knight-Ridder, Inc., 5.75%, 9/1/17 (4)	235,000	218,331

Paper Mills: 4.5%
Arbiti Consolidated, Inc., 6.00%, 06/20/13 (4)	180,000	144,000
Norske Skog Canada Ltd., 8.63%, 06/15/11 (4)	650,000	658,125
		802,125

Periodicals: 2.9%
Time Warner Cos., Inc., 9.13%, 01/15/13 (5)	450,000	524,246

Personal Credit Institutions: 8.0%
Ford Motor Credit Co., 6.63%, 06/16/08	700,000	699,522
General Motors Acceptance Corp.:
6.13%, 01/22/08	535,000	533,828
6.88%, 09/15/11	180,000	184,626
		1,417,976

Telephone Communication: 1.9%
Verizon New York, Inc., 6.88%, 04/01/12 (4)(5)	325,000	336,933

Tires & Inner Tubes: 2.4%
Goodyear Tire & Rubber Co., 7.86%, 08/15/11 (4)	425,000	427,125

TOTAL CORPORATE BONDS (cost $13,989,599)		$14,155,192

	Principal
FEDERAL AND FEDERALLY SPONSORED CREDIT: 13.6%	Amount	Value

Federal Home Loan Mortgage Corp.
6.00%, 01/01/37 (3)	$725,000	$730,212

Federal National Mortgage Association
Pool #634757, 5.50%, 03/01/17	209,336	209,835
5.00%, 01/01/22 (3)	750,000	737,109
5.50%, 01/01/37 (3)	750,000	741,094
		1,688,038

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $2,424,033)		2,418,250

BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

	Principal
PUBLIC FINANCE, TAXATION, AND MONETARY: 6.2%	Amount	Value

United States Treasury Note: 6.2%
6.50%, 2/15/10	$600,000	$590,437
4.25%, 11/15/14 (5)	420,000	407,433
4.50%, 2/15/16 (5)	100,000	105,051

TOTAL PUBLIC FINANCE, TAXATION, AND MONETARY SECURITIES (cost $1,102,975)		1,102,921

	Principal
SHORT-TERM INVESTMENTS: 9.4%	Amount	Value

Repurchase Agreement: 1.6%
Investors Bank & Trust Co., Repurchase Agreement, 3.50%, dated 12/29/06,	$290,754	$290,754
due 01/02/07 [collateralized by $307,497 Fannie Mae Pool # 703950, 4.19%, due 5/01/33
(Market Value $305,292)] (proceeds $290,867)

Commercial Paper: 7.8%
International Lease Financial Commercial Paper, 5.22%, 01/26/07	700,000	694,113
Merrill Lynch & Co., Inc., 5.22%, 01/26/07	700,000	694,113
		1,388,226

TOTAL SHORT-TERM INVESTMENTS (cost $1,678,980)		1,678,980

TOTAL INVESTMENTS IN SECURITIES (cost $19,195,587)^: 108.7%		19,355,343
Liabilities in excess of Other Assets: (8.7)%		(1,546,187)
NET ASSETS: 100.0%		$17,809,156

(1) Convertible.
(2) In default.
(3) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(4) Callable.
(5) Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2006.
(6) Step-up or floating rate bond. Rate shown is as of December 31, 2006.

^The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows[1]:

Cost of investments	$19,195,587
Gross unrealized appreciation		287,848
Gross unrealized depreciation		(128,093)
Net unrealized appreciation	$159,755

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust _______

By (Signature and Title)/s/ Debra McGinty-Poteet_______ ______
Debra McGinty-Poteet, President

Date ____2/28/07_________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Debra McGinty-Poteet_________________
Debra McGinty-Poteet, President

Date             2/28/07

By (Signature and Title)* /s/Gary Iwamura
Gary Iwamura, Treasurer

Date              2/28/07

* Print the name and title of each signing officer under his or her signature.